Earnings per share (Tables)	12 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Schedule of (Loss) profit Per Share

(Loss)/profit per share is presented below:

	Year ended March 31
	2017	2018	2019	2019
	(INR)	(INR)	(INR)	(US$)
Net (loss)/profit attributable to APGL	(1,172,645)	(820,682)	78,399	1,133
Add: Accretion on Mezzanine CCPS	(235,853)	—	—	—
Add: Accretion of redeemable non-controlling interest	(44,073)	(6,397)	—	—
Net (loss)/profit attributable to APGL equity shareholders (A)	(1,452,571)	(827,079)	78,399	1,133
Shares outstanding for allocation of undistributed income:
Equity shares	25,915,956	25,996,932	41,040,028	41,040,028
Weighted average shares outstanding
Equity shares – Basic (B)	13,040,618	25,974,111	33,063,832*	33,063,832*
Equity shares – Diluted (C)	13,040,618	25,974,111	33,968,127*	33,968,127*
Net (loss)/profit per share — basic and diluted
Equity earnings per share – Basic (D=A/B)	(111.39)	(31.84)	2.37	0.03
Equity earnings per share – Diluted (E=A/C)	(111.39)	(31.84)	2.31	0.03

* — During the year, the Company issued 14,915,542 shares at US$ 12.50 per share, during its Follow-on Public Offering (FPO).